Document and Entity Information	Jul. 22, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001210708
Document Type	8-K
Document Period End Date	Jul. 22, 2025
Entity Registrant Name	HUDSON GLOBAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38704
Entity Tax Identification Number	59-3547281
Entity Address, Address Line One	53 Forest Avenue
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	(475)
Local Phone Number	988-2068
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	HSON
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ